[MASSMUTUAL LETTERHEAD APPEARS HERE]

May 2, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

(Survivorship Variable Universal Life II Segment)

Registration Statement No. 333-88503 to Post-Effective Amendment No. 7

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Life Separate Account I-Survivorship Variable Universal Life II (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information for certain survivorship flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 to the Form N-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on April 24, 2003.

Sincerely,

/s/ Michele M. Oneto, Esq.

Michele M. Oneto

Counsel

Massachusetts Mutual Life Insurance Company

MMO/ss